Schedule II - Condensed Financial Information of Parent - Return of Capital (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Return of capital contributions from subsidiaries	$ 0		$ 0	$ 0	$ 0
Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Return of capital contributions from subsidiaries	1,434.0	813.0	813.0	200.0	688.1
Parent Issuer | Lion Connecticut Holdings Inc.
Condensed Financial Statements, Captions [Line Items]
Return of capital contributions from subsidiaries			733.0	0	688.1
Parent Issuer | Security Life of Denver Insurance Company (SLD)
Condensed Financial Statements, Captions [Line Items]
Return of capital contributions from subsidiaries			$ 80.0	$ 200.0	$ 0